Share option	12 Months Ended
Dec. 31, 2017
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Share option
26.	Share option

(1)	At the shareholders’ meeting held on March 24, 2017, the Parent Company established a share option program that entitles key management personnel the option to purchase common shares of the Parent Company. The terms and conditions related to the grants of the share options under the share option program are as follows:

Series
	1-1	1-2	1-3
Grant date	March 24, 2017
Types of shares to be issued	66,504 of registered common shares
Grant method	Reissue of treasury shares
Number of shares (in shares)	22,168	22,168	22,168
Exercise price (in won)	246,750	266,490	287,810
Exercise period	Mar. 25, 2019 ~ Mar. 24, 2022	Mar. 25, 2020 ~ Mar. 24, 2023	Mar. 25, 2021 ~ Mar. 24, 2024
Vesting conditions	2 years’ service from the grant date	3 years’ service from the grant date	4 years’ service from the grant date

(2)	Share compensation expense recognized during the year ended December 31, 2017 and the remaining share compensation expense to be recognized in subsequent periods are as follows:

(In millions of won)	Share compensation expense
During the year ended December 31, 2017	￦	414
In subsequent periods		977

	￦	1,391

(3)	The Group used binomial option pricing model in the measurement of the fair value of the share options at grant date and the inputs used in the model are as follows:

	1-1	1-2	1-3
Risk-free interest rate	1.86%	1.95%	2.07%
Estimated option’s life	5 years	6 years	7 years
Share price (Closing price on the preceding day in won)	262,500	262,500	262,500
Expected volatility	13.38%	13.38%	13.38%
Expected dividends	3.80%	3.80%	3.80%
Exercise price (in won)	246,750	266,490	287,810
Per share fair value of the option (in won)	27,015	20,240	15,480